Document and Entity Information	9 Months Ended
Oct. 27, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Oct. 27, 2012
Trading Symbol	FIVE
Entity Registrant Name	FIVE BELOW, INC
Entity Central Index Key	0001177609
Entity Filer Category	Non-accelerated Filer